UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01444

DWS Value Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  2/28

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS S&P 500 Plus Fund

	Shares	Value ($)
Common Stocks 85.2%
Consumer Discretionary 9.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	36,890
Johnson Controls, Inc.	7,400	211,122

		248,012
Automobiles 0.4%
Ford Motor Co.* (a)	39,450	462,749
Harley-Davidson, Inc.	2,500	75,525

		538,274
Distributors 0.1%
Genuine Parts Co.	1,400	56,854
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	1,500	79,740
DeVry, Inc.	600	34,494
H&R Block, Inc.	3,704	59,560

		173,794
Hotels Restaurants & Leisure 1.4%
Carnival Corp. (Units)	4,600	166,658
Darden Restaurants, Inc.	1,700	72,930
International Game Technology	3,400	66,538
Marriott International, Inc. "A" (a)	2,930	98,009
McDonald's Corp.	12,208	816,349
Starbucks Corp.	7,900	204,531
Starwood Hotels & Resorts Worldwide, Inc.	1,900	87,875
Wyndham Worldwide Corp.	1,600	37,760
Wynn Resorts Ltd.	700	58,716
Yum! Brands, Inc.	4,900	200,655

		1,810,021
Household Durables 0.3%
D.R. Horton, Inc.	2,000	24,380
Fortune Brands, Inc.	1,400	66,430
Harman International Industries, Inc.*	1,000	32,300
Leggett & Platt, Inc.	1,900	44,232
Lennar Corp. "A"	1,200	20,760
Newell Rubbermaid, Inc.	3,000	49,980
Pulte Group, Inc.*	2,377	26,480
Stanley Black & Decker, Inc.	1,792	99,975
Whirlpool Corp.	600	62,664

		427,201
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	3,800	476,748
Expedia, Inc.	1,800	38,808
Priceline.com, Inc.*	500	95,580

		611,136
Leisure Equipment & Products 0.1%
Eastman Kodak Co.* (a)	1,700	9,588
Hasbro, Inc.	1,500	60,225
Mattel, Inc.	3,300	71,478

		141,291
Media 2.7%
CBS Corp. "B"	7,400	107,744
Comcast Corp. "A"	30,300	548,127
DIRECTV "A"*	9,800	369,362
Discovery Communications, Inc. "A"* (a)	3,100	116,746
Gannett Co., Inc.	2,217	34,452
Interpublic Group of Companies, Inc.*	6,300	52,605
McGraw-Hill Companies, Inc.	3,000	83,400
Meredith Corp.	600	20,154
New York Times Co. "A"*	1,200	11,136
News Corp. "A"	23,500	310,200
Omnicom Group, Inc.	3,400	129,030
Scripps Networks Interactive "A"	900	40,662
Time Warner Cable, Inc.	3,576	195,715
Time Warner, Inc.	12,466	386,321
Viacom, Inc. "B"*	6,700	225,187
Walt Disney Co.	22,600	755,292
Washington Post Co. "B"	100	46,573

		3,432,706
Multiline Retail 0.8%
Big Lots, Inc.*	800	28,264
Family Dollar Stores, Inc.	1,100	44,814
J.C. Penney Co., Inc.	2,700	74,223
Kohl's Corp.*	3,400	172,550
Macy's, Inc.	4,300	95,503
Nordstrom, Inc.	2,000	79,400
Sears Holdings Corp.*	500	44,030
Target Corp.	7,900	430,787

		969,571
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	1,000	35,830
AutoNation, Inc.*	600	12,018
AutoZone, Inc.*	300	57,264
Bed Bath & Beyond, Inc.*	2,900	130,123
Best Buy Co., Inc.	3,500	147,875
GameStop Corp. "A"*	1,200	27,348
Home Depot, Inc. (a)	18,200	616,252
Limited Brands, Inc.	3,500	87,010
Lowe's Companies, Inc.	15,900	393,525
O'Reilly Automotive, Inc.*	1,200	61,224
Office Depot, Inc.*	2,500	14,500
RadioShack Corp.	1,200	24,528
Ross Stores, Inc.	1,400	73,360
Staples, Inc.	8,100	174,312
The Gap, Inc.	4,500	98,100
Tiffany & Co.	1,600	72,688
TJX Companies, Inc.	4,600	209,116
Urban Outfitters, Inc.*	3,000	108,900

		2,343,973
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	3,100	127,441
NIKE, Inc. "B"	4,018	290,823
Polo Ralph Lauren Corp.	700	60,802
VF Corp.	1,100	85,085

		564,151
Consumer Staples 9.6%
Beverages 2.2%
Brown-Forman Corp. "B"	900	49,914
Coca-Cola Co.	24,939	1,281,865
Coca-Cola Enterprises, Inc.	3,800	99,180
Constellation Brands, Inc. "A"*	2,700	44,982
Dr. Pepper Snapple Group, Inc.	2,400	90,864
Molson Coors Brewing Co. "B"	1,700	69,768
PepsiCo, Inc.	17,727	1,114,851

		2,751,424
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	4,700	273,775
CVS Caremark Corp.	16,800	581,784
Kroger Co.	7,000	140,910
Safeway, Inc.	3,944	87,320
SUPERVALU, Inc.	1,900	25,593
Sysco Corp.	6,400	190,784
Wal-Mart Stores, Inc.	23,788	1,202,721
Walgreen Co.	10,500	336,420
Whole Foods Market, Inc.*	1,800	72,774

		2,912,081
Food Products 1.6%
Archer-Daniels-Midland Co.	6,600	166,782
Campbell Soup Co.	1,700	60,877
ConAgra Foods, Inc.	4,200	101,556
Dean Foods Co.*	2,400	25,560
General Mills, Inc.	3,284	233,919
H.J. Heinz Co. (a)	3,500	154,630
Hormel Foods Corp.	600	23,880
Kellogg Co.	2,800	149,604
Kraft Foods, Inc. "A"	20,019	572,544
McCormick & Co., Inc.	1,100	42,427
Mead Johnson Nutrition Co.	2,300	113,436
Sara Lee Corp. (a)	8,400	119,028
The Hershey Co.	2,000	93,600
The J.M. Smucker Co.	1,400	77,308
Tyson Foods, Inc. "A"	3,200	56,256

		1,991,407
Household Products 2.1%
Clorox Co.	1,600	100,512
Colgate-Palmolive Co.	5,200	406,068
Kimberly-Clark Corp.	4,206	255,304
Procter & Gamble Co.	31,987	1,954,086

		2,715,970
Personal Products 0.1%
Avon Products, Inc. (a)	4,600	121,854
Estee Lauder Companies, Inc. "A"	1,000	58,270

		180,124
Tobacco 1.3%
Altria Group, Inc.	22,403	454,557
Lorillard, Inc.	1,800	128,682
Philip Morris International, Inc.	20,503	904,592
Reynolds American, Inc.	2,000	104,280

		1,592,111
Energy 9.2%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	5,021	191,513
Cameron International Corp.*	2,700	97,740
Diamond Offshore Drilling, Inc.	600	37,860
FMC Technologies, Inc.*	1,100	63,965
Halliburton Co.	9,300	230,919
Helmerich & Payne, Inc.	2,500	94,200
Nabors Industries Ltd.*	3,300	62,799
National-Oilwell Varco, Inc.	4,400	167,772
Rowan Companies, Inc.*	1,000	24,760
Schlumberger Ltd. (a)	13,241	743,482
Smith International, Inc.	2,500	93,900

		1,808,910
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	5,282	276,407
Apache Corp.	3,486	312,137
Cabot Oil & Gas Corp.	1,100	38,159
Chesapeake Energy Corp.	6,589	147,198
Chevron Corp.	21,600	1,595,592
ConocoPhillips	16,577	859,683
CONSOL Energy, Inc.	3,200	116,736
Denbury Resources, Inc.*	8,100	133,245
Devon Energy Corp.	4,592	293,199
El Paso Corp.	6,800	77,112
EOG Resources, Inc.	2,600	272,584
ExxonMobil Corp.	50,779	3,070,098
Hess Corp.	3,300	175,560
Marathon Oil Corp.	7,808	242,751
Massey Energy Co.	1,100	36,432
Murphy Oil Corp.	2,100	112,098
Noble Energy, Inc.	1,900	113,031
Occidental Petroleum Corp.	9,100	750,841
Peabody Energy Corp.	3,100	120,776
Pioneer Natural Resources Co.	1,300	82,810
Range Resources Corp.	1,700	76,415
Southwestern Energy Co.*	3,600	135,396
Spectra Energy Corp.	7,400	148,074
Sunoco, Inc.	800	23,896
Tesoro Corp.	900	10,530
Valero Energy Corp.	6,500	121,420
Williams Companies, Inc.	6,700	132,325
XTO Energy, Inc.	6,425	274,605

		9,749,110
Financials 13.9%
Capital Markets 2.2%
Ameriprise Financial, Inc.	2,916	116,028
Bank of New York Mellon Corp.	12,652	344,134
Charles Schwab Corp.	10,000	163,400
E*TRADE Financial Corp.*	21,500	31,820
Federated Investors, Inc. "B"	900	19,989
Franklin Resources, Inc.	1,600	156,944
Invesco Ltd.	4,900	90,944
Janus Capital Group, Inc.	1,100	11,726
Legg Mason, Inc.	1,500	44,580
Morgan Stanley	14,616	396,240
Northern Trust Corp.	2,500	127,025
State Street Corp.	5,300	202,301
T. Rowe Price Group, Inc. (a)	2,900	143,608
The Goldman Sachs Group, Inc.	5,970	861,232

		2,709,971
Commercial Banks 2.8%
BB&T Corp. (a)	7,400	223,776
Comerica, Inc.	2,000	76,200
Fifth Third Bancorp.	7,900	102,621
First Horizon National Corp.	3,047	37,935
Huntington Bancshares, Inc.	6,000	36,960
KeyCorp	8,400	67,368
M&T Bank Corp.	1,000	79,240
Marshall & Ilsley Corp.	5,200	42,380
PNC Financial Services Group, Inc.	6,046	379,387
Regions Financial Corp.	13,400	102,242
SunTrust Banks, Inc.	5,600	150,920
US Bancorp.	21,400	512,744
Wells Fargo & Co.	56,765	1,628,588
Zions Bancorp.	900	21,555

		3,461,916
Consumer Finance 0.7%
American Express Co.	13,500	538,245
Capital One Financial Corp. (a)	4,700	194,110
Discover Financial Services	5,801	78,023
SLM Corp.*	4,800	53,328

		863,706
Diversified Financial Services 3.8%
Bank of America Corp.	110,926	1,745,975
Citigroup, Inc.*	221,553	877,350
CME Group, Inc.	700	221,655
IntercontinentalExchange, Inc.*	700	81,291
JPMorgan Chase & Co.	43,744	1,731,388
Leucadia National Corp.*	2,000	43,840
Moody's Corp.	1,600	32,800
NYSE Euronext	2,600	74,542
The NASDAQ OMX Group, Inc.*	1,000	18,590

		4,827,431
Insurance 3.2%
Aflac, Inc.	5,000	221,500
Allstate Corp.	6,097	186,751
American International Group, Inc.* (a)	1,396	49,390
Aon Corp.	2,700	106,569
Assurant, Inc.	900	31,230
Berkshire Hathaway, Inc. "B"* (a)	18,176	1,282,317
Chubb Corp.	3,600	180,864
Cincinnati Financial Corp.	1,320	35,891
Genworth Financial, Inc. "A"*	5,000	77,950
Hartford Financial Services Group, Inc.	6,100	152,927
Lincoln National Corp.	3,500	92,610
Loews Corp.	3,400	110,534
Marsh & McLennan Companies, Inc.	5,800	126,498
MetLife, Inc.	9,919	401,620
Principal Financial Group, Inc.	3,668	99,733
Progressive Corp.	7,300	143,007
Prudential Financial, Inc.	4,807	277,412
The Travelers Companies, Inc.	5,900	291,873
Torchmark Corp.	700	36,071
Unum Group	4,100	94,710
XL Capital Ltd. "A"	3,400	59,874

		4,059,331
Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co. "A" (REIT)	1,170	24,137
AvalonBay Communities, Inc. (REIT)	1,015	99,531
Boston Properties, Inc. (REIT)	1,400	107,352
Equity Residential (REIT)	2,500	112,825
HCP, Inc. (REIT)	3,300	105,138
Health Care REIT, Inc. (REIT)	1,300	56,004
Host Hotels & Resorts, Inc. (REIT)	6,024	85,902
Kimco Realty Corp. (REIT)	4,800	68,640
Plum Creek Timber Co., Inc. (REIT)	1,800	63,036
ProLogis (REIT)	5,300	60,314
Public Storage (REIT) (a)	1,300	120,497
Simon Property Group, Inc. (REIT)	2,987	253,985
Ventas, Inc. (REIT)	2,000	93,900
Vornado Realty Trust (REIT)	1,438	111,704

		1,362,965
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	3,200	50,656
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	4,800	60,528
People's United Financial, Inc.	4,300	60,071

		120,599
Health Care 9.9%
Biotechnology 1.2%
Amgen, Inc.*	10,400	538,512
Biogen Idec, Inc.* (a)	3,000	142,290
Celgene Corp.*	4,800	253,248
Cephalon, Inc.*	800	47,088
Genzyme Corp.*	2,900	141,085
Gilead Sciences, Inc.*	9,500	341,240

		1,463,463
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	6,907	291,683
Becton, Dickinson & Co. (a)	3,200	228,160
Boston Scientific Corp.*	16,900	102,245
C.R. Bard, Inc.	1,000	80,970
CareFusion Corp.*	1,650	41,943
DENTSPLY International, Inc.	1,500	48,645
Hospira, Inc.*	1,800	93,708
Intuitive Surgical, Inc.*	400	129,108
Medtronic, Inc.	12,500	489,750
St. Jude Medical, Inc.*	3,600	134,424
Stryker Corp.	3,000	159,090
Varian Medical Systems, Inc.*	1,100	55,099
Zimmer Holdings, Inc.*	2,100	117,453

		1,972,278
Health Care Providers & Services 1.8%
Aetna, Inc.	4,700	137,052
AmerisourceBergen Corp.	2,600	81,328
Cardinal Health, Inc.	4,000	137,960
CIGNA Corp.	2,700	90,369
Coventry Health Care, Inc.*	1,200	24,840
DaVita, Inc.*	1,100	69,773
Express Scripts, Inc.*	2,900	291,740
Humana, Inc.*	1,700	78,285
Laboratory Corp. of America Holdings*	1,272	96,176
McKesson Corp.	2,900	203,000
Medco Health Solutions, Inc.*	5,100	294,015
Patterson Companies, Inc.	1,300	38,623
Quest Diagnostics, Inc.	1,500	79,125
Tenet Healthcare Corp.*	2,700	15,444
UnitedHealth Group, Inc.	12,524	364,072
WellPoint, Inc.*	4,900	251,370

		2,253,172
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	2,062	103,224
Millipore Corp.*	700	74,347
PerkinElmer, Inc.	1,700	38,573
Thermo Fisher Scientific, Inc.*	4,300	223,858
Waters Corp.*	1,000	68,440

		508,442
Pharmaceuticals 4.9%
Abbott Laboratories	16,904	803,954
Allergan, Inc.	3,200	192,608
Bristol-Myers Squibb Co.	18,224	422,979
Eli Lilly & Co.	10,800	354,132
Forest Laboratories, Inc.*	3,600	93,168
Johnson & Johnson	29,608	1,726,146
King Pharmaceuticals, Inc.*	2,000	17,340
Merck & Co., Inc.	34,507	1,162,541
Mylan, Inc.* (a)	3,900	75,816
Pfizer, Inc.	89,390	1,361,410
Watson Pharmaceuticals, Inc.*	900	39,744

		6,249,838
Industrials 9.1%
Aerospace & Defense 2.5%
Boeing Co.	8,807	565,233
General Dynamics Corp.	4,731	321,235
Goodrich Corp.	1,300	90,220
Honeywell International, Inc.	8,100	346,437
ITT Corp.	2,100	101,388
L-3 Communications Holdings, Inc.	1,100	90,893
Lockheed Martin Corp.	3,430	274,126
Northrop Grumman Corp.	3,300	199,617
Precision Castparts Corp.	1,500	175,050
Raytheon Co.	4,161	218,078
Rockwell Collins, Inc.	1,500	87,510
United Technologies Corp.	10,804	727,973

		3,197,760
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc. (a)	1,900	110,409
Expeditors International of Washington, Inc.	2,000	76,380
FedEx Corp.	3,300	275,517
United Parcel Service, Inc. "B"	11,613	728,832

		1,191,138
Airlines 0.1%
Southwest Airlines Co.	8,700	108,228
Building Products 0.1%
Masco Corp.	4,700	62,745
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	1,100	37,598
Cintas Corp.	1,000	26,000
Iron Mountain, Inc.	1,800	44,136
Pitney Bowes, Inc.	1,800	40,752
R.R. Donnelley & Sons Co.	2,400	45,984
Republic Services, Inc.	3,500	101,920
Stericycle, Inc.*	900	52,758
Waste Management, Inc.	5,200	169,052

		518,200
Construction & Engineering 0.2%
Fluor Corp.	1,700	79,764
Jacobs Engineering Group, Inc.*	1,600	66,816
Quanta Services, Inc.*	1,800	37,314

		183,894
Electrical Equipment 0.5%
Emerson Electric Co.	9,600	445,824
First Solar, Inc.*	500	56,180
Rockwell Automation, Inc.	1,400	74,802
Roper Industries, Inc.	1,100	63,822

		640,628
Industrial Conglomerates 2.1%
3M Co.	8,199	650,263
General Electric Co.	118,613	1,939,322
Textron, Inc.	2,500	51,675

		2,641,260
Machinery 1.4%
Caterpillar, Inc.	6,600	401,016
Cummins, Inc.	1,920	130,522
Danaher Corp.	2,929	232,504
Deere & Co.	4,600	265,328
Dover Corp.	2,100	94,269
Eaton Corp. (a)	1,700	118,915
Flowserve Corp.	700	66,570
Illinois Tool Works, Inc.	3,800	176,434
PACCAR, Inc.	3,900	159,900
Pall Corp.	1,300	44,265
Parker Hannifin Corp.	1,600	98,336
Snap-on, Inc.	600	26,520

		1,814,579
Professional Services 0.1%
Dun & Bradstreet Corp.	500	36,495
Equifax, Inc.	1,400	42,350
Robert Half International, Inc.	2,100	53,109

		131,954
Road & Rail 0.7%
CSX Corp.	4,200	219,450
Norfolk Southern Corp.	4,000	225,840
Ryder System, Inc.	400	17,976
Union Pacific Corp.	5,842	417,294

		880,560
Trading Companies & Distributors 0.1%
Fastenal Co.	1,300	65,572
W.W. Grainger, Inc.	500	50,875

		116,447
Information Technology 16.1%
Communications Equipment 2.0%
Cisco Systems, Inc.*	63,952	1,481,128
Harris Corp.	1,200	56,292
JDS Uniphase Corp.*	1,500	17,250
Juniper Networks, Inc.*	5,500	146,410
Motorola, Inc.*	23,300	159,605
QUALCOMM, Inc.	19,628	697,972
Tellabs, Inc.	2,600	23,400

		2,582,057
Computers & Peripherals 3.8%
Apple, Inc.*	9,938	2,555,656
Dell, Inc.*	18,000	239,940
EMC Corp.*	22,000	409,640
Hewlett-Packard Co.	26,096	1,200,677
Lexmark International, Inc. "A"*	700	26,285
NetApp, Inc.*	3,500	131,880
QLogic Corp.*	1,200	21,744
SanDisk Corp.*	2,600	121,212
Teradata Corp.*	1,500	47,910
Western Digital Corp.*	2,600	90,506

		4,845,450
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	3,400	110,024
Amphenol Corp. "A"	1,700	72,080
Corning, Inc.	16,900	294,567
FLIR Systems, Inc.*	1,400	39,886
Jabil Circuit, Inc.	1,800	24,642
Molex, Inc.	1,900	40,242

		581,441
Internet Software & Services 1.5%
Akamai Technologies, Inc.*	2,000	79,440
eBay, Inc.*	11,900	254,779
Google, Inc. "A"*	2,649	1,285,242
Monster Worldwide, Inc.*	800	11,832
VeriSign, Inc.*	2,400	66,984
Yahoo!, Inc.*	13,200	202,488

		1,900,765
IT Services 2.6%
Automatic Data Processing, Inc.	5,400	220,752
Cognizant Technology Solutions Corp. "A"*	3,200	160,128
Computer Sciences Corp.*	1,800	89,982
Fidelity National Information Services, Inc. (a)	4,000	110,080
Fiserv, Inc.*	1,500	71,325
International Business Machines Corp.	14,113	1,767,794
MasterCard, Inc. "A"	1,000	201,770
Paychex, Inc.	3,000	85,620
SAIC, Inc.*	3,500	60,165
Total System Services, Inc.	1,693	24,718
Visa, Inc. "A" (a)	4,800	347,808
Western Union Co.	7,600	121,296

		3,261,438
Office Electronics 0.2%
Xerox Corp.	20,748	193,164
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	6,700	57,419
Altera Corp.	4,100	96,637
Analog Devices, Inc.	3,600	105,012
Applied Materials, Inc.	14,500	187,195
Broadcom Corp. "A"	4,500	155,340
Intel Corp.	62,794	1,345,048
KLA-Tencor Corp.	1,700	52,309
Linear Technology Corp.	1,900	53,124
LSI Corp.*	5,500	29,315
MEMC Electronic Materials, Inc.*	1,600	18,160
Microchip Technology, Inc.	1,800	50,130
Micron Technology, Inc.*	9,700	88,173
National Semiconductor Corp.	1,800	25,290
Novellus Systems, Inc.*	500	12,910
NVIDIA Corp.*	5,200	68,328
Teradyne, Inc.*	1,800	19,764
Texas Instruments, Inc.	13,700	334,554
Xilinx, Inc.	2,600	63,570

		2,762,278
Software 3.3%
Adobe Systems, Inc.*	5,500	176,440
Autodesk, Inc.*	2,900	84,854
BMC Software, Inc.*	1,800	66,618
CA, Inc.	4,400	89,100
Citrix Systems, Inc.*	1,800	78,498
Compuware Corp.*	2,400	19,656
Electronic Arts, Inc.*	2,900	47,879
Intuit, Inc.*	3,000	107,220
McAfee, Inc.*	1,900	60,420
Microsoft Corp.	83,870	2,163,846
Novell, Inc.*	2,200	12,826
Oracle Corp.	44,599	1,006,599
Red Hat, Inc.*	1,900	55,689
Salesforce.com, Inc.*	1,100	95,183
Symantec Corp.*	9,100	128,947

		4,193,775
Materials 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	2,300	158,838
Airgas, Inc.	800	49,976
CF Industries Holdings, Inc.	400	27,436
Dow Chemical Co. (a)	12,200	328,302
E.I. du Pont de Nemours & Co.	9,687	350,379
Eastman Chemical Co.	600	36,234
Ecolab, Inc.	2,500	118,075
FMC Corp.	900	54,495
International Flavors & Fragrances, Inc.	900	40,050
Monsanto Co.	5,700	289,959
PPG Industries, Inc.	1,900	121,733
Praxair, Inc.	4,100	318,160
Sigma-Aldrich Corp.	1,500	79,920
The Sherwin-Williams Co.	800	61,304

		2,034,861
Construction Materials 0.0%
Vulcan Materials Co.	1,200	60,576
Containers & Packaging 0.2%
Ball Corp.	800	39,400
Bemis Co., Inc.	900	25,812
Owens-Illinois, Inc.*	2,100	63,693
Pactiv Corp.*	1,500	42,870
Sealed Air Corp.	1,800	37,512

		209,287
Metals & Mining 0.9%
AK Steel Holding Corp.	800	11,968
Alcoa, Inc.	9,900	115,236
Allegheny Technologies, Inc.	1,100	60,148
Cliffs Natural Resources, Inc.	1,700	94,962
Freeport-McMoRan Copper & Gold, Inc.	4,666	326,853
Newmont Mining Corp.	5,500	296,010
Nucor Corp.	3,400	146,370
Titanium Metals Corp.*	700	12,369
United States Steel Corp.	1,463	69,068

		1,132,984
Paper & Forest Products 0.2%
International Paper Co.	4,700	109,181
MeadWestvaco Corp.	1,800	43,020
Weyerhaeuser Co.	2,200	93,676

		245,877
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	64,496	1,567,253
CenturyTel, Inc. (a)	3,397	116,619
Frontier Communications Corp. (a)	3,800	30,210
Qwest Communications International, Inc.	14,600	76,504
Verizon Communications, Inc.	31,558	868,476
Windstream Corp.	3,500	37,345

		2,696,407
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	4,400	178,332
MetroPCS Communications, Inc.*	2,500	22,475
Sprint Nextel Corp.* (a)	33,000	169,290

		370,097
Utilities 3.1%
Electric Utilities 1.6%
Allegheny Energy, Inc.	1,700	34,782
American Electric Power Co., Inc.	4,992	159,544
Duke Energy Corp.	13,700	218,652
Edison International	3,800	122,968
Entergy Corp.	1,995	149,765
Exelon Corp.	7,100	274,060
FirstEnergy Corp. (a)	3,271	115,172
FPL Group, Inc.	4,554	227,381
Northeast Utilities	1,700	44,115
Pepco Holdings, Inc.	1,700	27,421
Pinnacle West Capital Corp.	800	28,088
PPL Corp.	4,100	105,821
Progress Energy, Inc.	3,000	115,770
Southern Co.	9,853	322,193

		1,945,732
Gas Utilities 0.2%
EQT Corp.	1,100	43,109
Nicor, Inc.	500	20,205
ONEOK, Inc.	2,400	106,728
Questar Corp.	2,100	94,206

		264,248
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	7,500	77,025
Constellation Energy Group, Inc.	2,700	95,526
NRG Energy, Inc.*	5,300	123,755

		296,306
Multi-Utilities 1.1%
Ameren Corp.	3,200	78,912
CenterPoint Energy, Inc.	3,100	42,222
CMS Energy Corp.	2,300	33,764
Consolidated Edison, Inc.	3,000	127,770
Dominion Resources, Inc. (a)	6,200	241,552
DTE Energy Co.	1,900	86,469
Integrys Energy Group, Inc.	700	31,654
NiSource, Inc.	2,500	37,400
PG&E Corp.	3,900	161,850
Public Service Enterprise Group, Inc.	5,200	159,276
SCANA Corp.	900	32,661
Sempra Energy	2,700	124,200
TECO Energy, Inc.	1,900	29,545
Wisconsin Energy Corp.	1,400	68,600
Xcel Energy, Inc.	5,000	102,450

		1,358,325

Total Common Stocks (Cost $90,343,233)		107,344,350

	Principal Amount ($)	Value ($)
Government & Agency Obligation 6.6%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (b) (Cost $8,288,880)	8,294,000	8,289,936

	Shares	Value ($)
Securities Lending Collateral 4.6%
Daily Asset Fund Institutional, 0.28% (c) (d) (Cost $5,839,095)	5,839,095	5,839,095
Cash Equivalents 9.0%
Central Cash Management Fund, 0.22% (c) (Cost $11,395,668)	11,395,668	11,395,668

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $115,866,876) †	105.4	132,869,049
Other Assets and Liabilities, Net	(5.4)	(6,852,516)

Net Assets	100.0	126,016,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $120,447,001.  At May 31, 2010, net unrealized appreciation for all securities based on tax cost was $12,422,048.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,706,503 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,284,455.

(a)	All or a portion of these securities were on loan The value of all securities loaned at May 31, 2010 amounted to $5,556,116 which is 4.4% of net assets.
(b)	At May 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At May 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/21/2010	138	15,896,750	8,694
10 Year Japanese Government Bond	JPY	6/10/2010	1	1,544,495	3,726
10 Year US Treasury Note	USD	9/21/2010	340	40,757,500	(450,337)
AEX Index	EUR	6/18/2010	8	630,363	(20,642)
CAC 40 Index	EUR	6/18/2010	88	3,775,844	(66,413)
FTSE 100 Index	GBP	6/18/2010	204	15,302,412	(653,489)
IBEX 35 Index	EUR	6/18/2010	19	2,172,688	(74,797)
NASDAQ 100 E-Mini Index	USD	6/18/2010	117	4,333,680	(189,020)
S&P 500 E-Mini Index	USD	6/18/2010	225	12,245,625	(686,604)
S&P 500 Index	USD	6/17/2010	24	6,531,000	(348,997)
TOPIX Index	JPY	6/11/2010	49	4,735,068	(548,554)

Total net unrealized depreciation	(3,026,433)

At May 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/17/2010	93	8,742,734	660,869
DAX Index	EUR	6/18/2010	10	1,829,221	86,625
DJ Euro Stoxx 50 Index	EUR	6/18/2010	248	7,915,709	37,531
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	175	27,659,971	(875,443)
FTSE MIB Index	EUR	6/18/2010	9	1,080,027	37,112
Hang Seng Index	HKD	6/29/2010	62	7,847,230	(248,494)
Russell 2000 E-Mini Index	USD	6/18/2010	67	4,429,370	209,083
S&P TSX 60 Index	CAD	6/17/2010	17	2,231,452	39,145
United Kingdom Long Gilt Bond	GBP	9/28/2010	184	31,507,916	265,785

Total net unrealized appreciation	212,213

As of May 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CHF	7,221,000	USD	6,486,472	6/30/2010	233,387	Barclays Bank PLC
GBP	11,499,000	USD	16,900,713	6/30/2010	194,628	HSBC Bank USA
CAD	556,000	USD	546,378	6/30/2010	15,854	Morgan Stanley
EUR	13,049,000	USD	16,382,232	6/30/2010	336,133	UBS AG
Total unrealized appreciation					780,002

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,727,121	NOK	23,031,000	6/30/2010	(170,567)	Bank of New York Mellon Corp.
USD	21,341,229	AUD	23,910,000	6/30/2010	(1,251,331)	Morgan Stanley
USD	8,721,486	SEK	66,170,000	6/30/2010	(260,065)	HSBC Bank USA
USD	3,574,258	NZD	5,012,000	6/30/2010	(185,144)	Barclays Bank PLC
JPY	1,196,779,000	USD	12,897,854	6/30/2010	(241,161)	Bank of New York Mellon Corp.
AUD	5,824,000	USD	4,790,240	6/30/2010	(103,259)	UBS AG
Total unrealized depreciation					(2,211,527)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$107,344,350	$—	$—	$107,344,350
Short-Term Investments(e)	17,234,763	8,289,936	—	25,524,699
Derivatives(f)	—	780,002	—	780,002
Total	$124,579,113	$9,069,938	$—	$133,649,051
Liabilities
Derivatives(f)	$(2,814,220)	$(2,211,527)	$—	$(5,025,747)
Total	$(2,814,220)	$(2,211,527)	$—	$(5,025,747)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts and open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(1,766,645)	$—
Foreign Exchange Contracts	$—	$(1,431,525)
Interest Rate Contracts	$(1,047,575)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010